Goodwill and Other Intangible Assets - Summary of Weighted-Average Amortization Periods (Detail)	12 Months Ended
Dec. 31, 2013
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	10 years 3 months 18 days
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	19 years 10 months 24 days
Patents and Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	6 years 10 months 24 days
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	4 years